SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Estimated Useful Lives at an Annual Rate
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Lab equipment	16 - 25
Computers and peripheral equipment	33
Office furniture	6
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of Stock-Based Compensation Expense
The following table sets forth the total stock-based compensation expense resulting from stock options and restricted share units ("RSUs") granted to employees included in the consolidated statements of comprehensive loss, for the years ended December 31, 2018, 2017 and 2016:

	Year ended December 31,
	2018	2017	2016

Cost of revenues	$316	$362	$367
Research and development	678	648	1,240
Sales and marketing	928	1,166	1,833
General and administrative	940	1,190	1,701

Total stock-based compensation expense	$2,862	$3,366	$5,141

Schedule of Stock-Based Compensation Assumptions
The Company selected the binomial option pricing model as the most appropriate fair value method for its stock-based compensation awards with the following assumptions for the years ended December 31, 2018, 2017 and 2016:

	Year ended December 31,
	2018	2017	2016

Suboptimal exercise multiple	2.9-3.5	2.9-3.5	2.9-3.5
Risk free interest rate	2.09%-3.05%	0.80%-2.20%	0.47%-1.58%
Volatility	26%-47%	27%-49%	33%-51%
Dividend yield	0%	0%	0%

Schedule of Accumulated Other Comprehensive Income
The following table shows the components and the effects on net loss of amounts reclassified from accumulated other comprehensive loss as of December 31, 2018:

	Year ended December 31, 2018
	Unrealized losses on marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of December 31, 2017	$(123)	$159	$36
Changes in other comprehensive income (loss) before reclassifications	(216)	(1,480)	(1,696)
Amounts reclassified from accumulated other comprehensive income (loss) to:
Cost of revenues	-	80	80
Operating expenses	-	823	823
Financial income, net	(10)	-	(10)

Net current-period other comprehensive income (loss)	(226)	(577)	(803)

Balance as of December 31, 2018	$(349)	$(418)	$(767)

Accounting Standards Update 606 [Member]
Schedule of Cumulative Effects of Applying New Accounting Pronouncements
The cumulative effect of the changes made to the consolidated balance sheet as of January 1, 2018 for the adoption of Topic 606-10 was as follows:

	December 31, 2017	Adjustments	January 1, 2018
	(in thousands)
Deferred revenue, short term	11,370	(311)	11,059
Deferred revenue, long term	3,878	(75)	3,803
Trade receivables	22,737	326	23,063
Accumulated deficit	122,247	(712)	121,535

In accordance with Topic 606-10, the disclosure of the impact of adoption on the consolidated balance sheet as of December 31, 2018 was as follows:

	Amounts under Topic 605	Impact of Adoption	As Reported
	(in thousands)
Consolidated Balance Sheet
Deferred revenue, short term	14,152	(297)	13,855
Deferred revenue, long term	4,264	(17)	4,247
Trade receivables	25,603	490	26,093
Accumulated deficit	132,754	(804)	131,950